Significant accounting policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) facility	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | facility	3
Number of power generating facilities | facility	2
Generating assets of Long Sault	$ 16,785,836	$ 13,224,149
Long-term debt of Long Sault	9,084,231	7,234,784
Non-regulated energy sales	2,285,479	1,676,991
Interest expense on long-term debt and others	209,554	181,934
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	59,877	59,521
Long-term debt of Long Sault	18,344	20,328
Operating expenses and amortization	5,410	5,400
Interest expense on long-term debt and others	$ 2,055	2,119
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Lease renewal term	1 year
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Lease renewal term	5 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Non-regulated energy sales
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 267,970	255,955
Non-regulated energy sales | Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 16,772	$ 17,116